Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
C000244837_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.88%
C000244837_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				14.61%
C000244837_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.51%
C000244838_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.13%
C000244838_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				14.14%
C000244838_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.15%
C000244834_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.13%
C000244834_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				14.14%
C000244834_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.15%
C000244833_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.79%
C000244833_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.69%
C000244833_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.54%
C000244836_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.88%
C000244836_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				14.61%
C000244836_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.51%
C000230603_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.79%
C000230603_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.70%
C000230605_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.79%
C000230605_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.70%
C000230602_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.79%
C000230602_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.70%
C000230604_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.79%
C000230604_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.70%
C000244835_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.56%
C000244835_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				15.05%
C000244835_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.86%
C000235243_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.79%
C000235243_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.10%
C000235244_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.79%
C000235244_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.10%
C000244837_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Enhanced Large Cap Value ETF
C000244837_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000244837_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 10,508
C000244837_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 10,610
C000244837_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 12,338
C000244837_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 13,594
C000244837_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 14,453
C000244837_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 13,310
C000244837_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 19,669
C000244837_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 18,695
C000244837_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 20,608
C000244837_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,575	$ 23,575	$ 23,575	$ 23,575	$ 23,575	$ 23,575
C000244837_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
C000244837_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244837_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,413
C000244837_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,711
C000244837_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,375
C000244837_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,212
C000244837_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,331
C000244837_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,064
C000244837_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									18,771
C000244837_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,491
C000244837_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,509
C000244837_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,057	22,057	22,057	22,057	22,057	$ 22,057
C000244837_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000244837_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244837_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,737
C000244837_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,052
C000244837_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,044
C000244837_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,941
C000244837_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,438
C000244837_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,667
C000244837_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									25,277
C000244837_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,982
C000244837_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,239
C000244837_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,504	32,504	32,504	$ 32,504	$ 32,504	$ 32,504
C000244837_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.40%
C000244837_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				10.28%
C000244837_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.95%
C000244837_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.60%
C000244837_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				10.32%
C000244837_ETFNoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.97%
C000244837_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.06%
C000244837_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.01%
C000244837_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					8.23%
C000244838_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Enhanced Small Cap ETF
C000244838_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244838_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,945
C000244838_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,250
C000244838_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,504
C000244838_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,173
C000244838_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,493
C000244838_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,195
C000244838_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									20,519
C000244838_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,971
C000244838_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							18,451
C000244838_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,069	21,069	21,069	$ 21,069	$ 21,069	$ 21,069
C000244838_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000® Index
C000244838_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244838_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,649
C000244838_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														9,932
C000244838_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,375
C000244838_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,549
C000244838_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,067
C000244838_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,135
C000244838_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									21,283
C000244838_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,920
C000244838_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							17,879
C000244838_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	19,677	19,677	19,677	19,677	19,677	$ 19,677
C000244838_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000244838_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244838_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,729
C000244838_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,959
C000244838_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,987
C000244838_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,907
C000244838_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,246
C000244838_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,306
C000244838_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									24,950
C000244838_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,490
C000244838_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							25,563
C000244838_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,475	31,475	31,475	$ 31,475	$ 31,475	$ 31,475
C000244838_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.19%
C000244838_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.32%
C000244838_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.74%
C000244838_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.29%
C000244838_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.34%
C000244838_ETFNoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.75%
C000244838_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.06%
C000244838_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.94%
C000244838_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					7.00%
C000244834_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Enhanced Mid Cap ETF
C000244834_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244834_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,845
C000244834_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,548
C000244834_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,433
C000244834_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,862
C000244834_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,491
C000244834_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,067
C000244834_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									21,084
C000244834_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								17,942
C000244834_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							20,616
C000244834_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,962	23,962	23,962	$ 23,962	$ 23,962	$ 23,962
C000244834_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap® Index
C000244834_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244834_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,663
C000244834_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,723
C000244834_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,490
C000244834_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,030
C000244834_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											15,128
C000244834_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,789
C000244834_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									22,154
C000244834_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,322
C000244834_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							21,057
C000244834_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	23,768	23,768	23,768	23,768	23,768	$ 23,768
C000244834_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
C000244834_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244834_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,729
C000244834_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,959
C000244834_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,987
C000244834_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,907
C000244834_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,246
C000244834_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,306
C000244834_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									24,950
C000244834_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,490
C000244834_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							25,563
C000244834_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 31,475	31,475	31,475	$ 31,475	$ 31,475	$ 31,475
C000244834_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.23%
C000244834_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				10.58%
C000244834_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.13%
C000244834_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	16.35%
C000244834_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				10.61%
C000244834_ETFNoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.14%
C000244834_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.88%
C000244834_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.46%
C000244834_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					9.04%
C000244833_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Enhanced International ETF
C000244833_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244833_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,777
C000244833_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														8,838
C000244833_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,792
C000244833_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,596
C000244833_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,445
C000244833_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,724
C000244833_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,351
C000244833_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,777
C000244833_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,983
C000244833_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,016	16,016	16,016	$ 16,016	$ 16,016	$ 16,016
C000244833_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
C000244833_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244833_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															9,591
C000244833_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														8,633
C000244833_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,403
C000244833_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,139
C000244833_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,285
C000244833_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										10,726
C000244833_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									14,222
C000244833_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								11,721
C000244833_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							13,952
C000244833_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,596	15,596	15,596	$ 15,596	$ 15,596	$ 15,596
C000244833_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.54%
C000244833_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.95%
C000244833_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.82%
C000244833_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.45%
C000244833_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.94%
C000244833_ETFNoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					4.81%
C000244836_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Enhanced Large Cap Growth ETF
C000244836_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244836_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															11,094
C000244836_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,159
C000244836_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,221
C000244836_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												16,059
C000244836_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,436
C000244836_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										21,164
C000244836_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									30,479
C000244836_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								25,359
C000244836_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							31,510
C000244836_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 42,642	42,642	42,642	$ 42,642	$ 42,642	$ 42,642
C000244836_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Growth Index
C000244836_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244836_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															11,056
C000244836_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,390
C000244836_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,716
C000244836_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												16,804
C000244836_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											18,746
C000244836_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										23,110
C000244836_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									32,932
C000244836_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								26,749
C000244836_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							34,000
C000244836_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	45,384	45,384	45,384	45,384	45,384	$ 45,384
C000244836_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Index
C000244836_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244836_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,737
C000244836_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,052
C000244836_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,044
C000244836_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,941
C000244836_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,438
C000244836_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,667
C000244836_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									25,277
C000244836_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,982
C000244836_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,239
C000244836_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,504	32,504	$ 32,504	$ 32,504	$ 32,504	$ 32,504
C000244836_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.33%
C000244836_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				19.59%
C000244836_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					15.61%
C000244836_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.76%
C000244836_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				19.66%
C000244836_ETFNoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					15.64%
C000244836_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.48%
C000244836_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				19.34%
C000244836_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					16.33%
C000230603_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Cloud Computing ETF
C000230603_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230603_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								6,331
C000230603_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							7,755
C000230603_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,629	9,629	$ 9,629	$ 9,629	$ 9,629	9,629
C000230603_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Cloud Computing Index℠
C000230603_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230603_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								6,385
C000230603_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							7,854
C000230603_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,710	9,710	$ 9,710	9,710	9,710	9,710
C000230603_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000230603_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230603_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								8,524
C000230603_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							9,970
C000230603_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,943	11,943	$ 11,943	11,943	11,943	11,943
C000230603_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.16%
C000230603_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	(1.37%)
C000230603_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.03%
C000230603_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.89%)
C000230603_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.63%
C000230603_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(1.07%)
C000230605_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Electric Vehicles and Future Transportation ETF
C000230605_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230605_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								7,085
C000230605_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							7,607
C000230605_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 5,359	5,359	$ 5,359	5,359	5,359	5,359
C000230605_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Electric Vehicles and Future Transportation Index℠
C000230605_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230605_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								7,184
C000230605_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							7,751
C000230605_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	5,483	5,483	$ 5,483	5,483	5,483	5,483
C000230605_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000230605_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230605_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								8,524
C000230605_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							9,970
C000230605_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,943	11,943	$ 11,943	11,943	11,943	11,943
C000230605_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(29.55%)
C000230605_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	(20.38%)
C000230605_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(30.25%)
C000230605_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(21.12%)
C000230605_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(29.25%)
C000230605_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(19.71%)
C000230602_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Clean Energy ETF
C000230602_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230602_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								8,388
C000230602_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							8,397
C000230602_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 5,931	5,931	$ 5,931	5,931	5,931	5,931
C000230602_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Clean Energy Index℠
C000230602_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230602_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								8,508
C000230602_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							8,539
C000230602_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	6,049	6,049	$ 6,049	6,049	6,049	6,049
C000230602_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000230602_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230602_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								8,524
C000230602_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							9,970
C000230602_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,943	11,943	$ 11,943	11,943	11,943	11,943
C000230602_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(29.37%)
C000230602_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	(17.38%)
C000230602_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(29.77%)
C000230602_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(17.94%)
C000230602_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(29.16%)
C000230602_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(16.78%)
C000230604_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Digital Health ETF
C000230604_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230604_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								7,401
C000230604_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							7,843
C000230604_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,332	7,332	$ 7,332	7,332	7,332	7,332
C000230604_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Digital Health Index℠
C000230604_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230604_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								7,441
C000230604_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							7,913
C000230604_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	7,427	7,427	$ 7,427	7,427	7,427	7,427
C000230604_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000230604_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									10,000
C000230604_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								8,524
C000230604_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							9,970
C000230604_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,943	11,943	$ 11,943	11,943	11,943	$ 11,943
C000230604_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(6.52%)
C000230604_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	(10.72%)
C000230604_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(7.03%)
C000230604_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(11.24%)
C000230604_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(6.14%)
C000230604_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(10.30%)
C000244835_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Enhanced Large Cap Core ETF
C000244835_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000244835_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,760
C000244835_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,860
C000244835_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,647
C000244835_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,756
C000244835_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,007
C000244835_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										17,193
C000244835_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									24,547
C000244835_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								22,411
C000244835_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,419
C000244835_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,271	33,271	33,271	33,271	33,271	$ 33,271
C000244835_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000244835_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000244835_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 10,742
C000244835_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 11,171
C000244835_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 13,170
C000244835_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 15,064
C000244835_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 16,633
C000244835_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 17,881
C000244835_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 25,175
C000244835_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								22,503
C000244835_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							26,912
C000244835_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,521	$ 33,521	33,521	$ 33,521	$ 33,521	$ 33,521
C000244835_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.94%
C000244835_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				15.76%
C000244835_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.77%
C000244835_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.28%
C000244835_ETFNoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				15.82%
C000244835_ETFNoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					12.80%
C000235243_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Crypto Industry and Digital Payments ETF
C000235243_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,000
C000235243_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							4,808
C000235243_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 7,450	$ 7,450	7,450	$ 7,450	$ 7,450	7,450
C000235243_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Crypto Industry and Digital Payments Index℠
C000235243_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,000
C000235243_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							4,812
C000235243_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	7,479	$ 7,479	7,479	7,479	7,479	7,479
C000235243_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235243_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,000
C000235243_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							8,644
C000235243_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,111	$ 10,111	10,111	10,111	10,111	10,111
C000235243_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	52.67%
C000235243_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	6.02%
C000235243_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	52.59%
C000235243_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.97%
C000235243_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	53.31%
C000235243_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.42%
C000235244_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Metaverse ETF
C000235244_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,000
C000235244_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							8,433
C000235244_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,209	$ 10,209	10,209	10,209	10,209	10,209
C000235244_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Metaverse Index℠
C000235244_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								10,000
C000235244_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							8,444
C000235244_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,274	$ 10,274	10,274	10,274	10,274	10,274
C000235244_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000235244_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 10,000
C000235244_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 8,644
C000235244_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,111	$ 10,111	$ 10,111	$ 10,111	$ 10,111	$ 10,111
C000235244_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.25%
C000235244_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	9.36%
C000235244_ETFNoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.53%
C000235244_ETFNoLoadClassMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	11.61%
C000235244_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.79%
C000235244_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.89%